Fair Value Measurements (Tables)	12 Months Ended
	May 29, 2011	May 30, 2010
Fair Value Measurements
Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis

Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of assets (liabilities)	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$ 16.6	$ —	$ 16.6	$ —
U.S. Treasury securities	(2)	10.6	10.6	—	—
Mortgage-backed securities	(1)	4.9	—	4.9	—
Derivatives:
Commodities futures, swaps & options	(3)	0.7	—	0.7	—
Equity forwards	(4)	0.9	—	0.9	—
Interest rate locks & swaps	(5)	(19.6)	—	(19.6)	—
Foreign currency forwards	(6)	0.6	—	0.6	—
Total		$ 14.7	$ 10.6	$ 4.1	$ —

Items Measured at Fair Value at May 30, 2010
(in millions)		Fair Value of assets (liabilities)	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$ 15.8	$ —	$ 15.8	$ —
U.S. Treasury securities	(2)	10.1	10.1	—	—
Mortgage-backed securities	(1)	5.8	—	5.8	—
Derivatives:
Commodities futures, swaps & options	(3)	(0.7)	—	(0.7)	—
Equity forwards	(4)	(1.0)	—	(1.0)	—
Interest rate locks & swaps	(5)	(7.0)	—	(7.0)	—
Foreign currency forwards	(6)	1.1	—	1.1	—
Total		$ 24.1	$ 10.1	$ 14.0	$ —

(1)

The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on the closing market prices.
(3)	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.
(4)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.
(5)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.
(6)	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.

Carrying Value And Fair Value Of Long-Term Debt

(in billions)	May 29, 2011	May 30, 2010

Carrying value of long-term debt	$ 1.41	$ 1.63
Fair value of long-term debt	$ 1.56	$ 1.71

Fair Values Of Non-Financial Assets Measured At Fair Value On Non-Recurring Basis

		Items Measured at Fair Value
(in millions)		Fair Value of assets	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Long-lived assets held for disposal	(1)	$ 4.4	$ —	$ —	$ 4.4
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$ 5.1	$ —	$ —	$ 5.1

(1)

In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in (losses) earnings from discontinued operations.

(2)

In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.

		Items Measured at Fair Value
(in millions)		Fair Value of assets	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Long-lived assets held for disposal	(1)	$ 13.3	$ —	$ —	$ 13.3
Long-lived assets held and used	(2)	1.6	—	—	1.6
Total		$ 14.9	$ —	$ —	$ 14.9

(1)

In accordance with the provisions of ASC Topic 360, long-lived assets held for disposal with a carrying amount of $17.6 million were written down to their fair value of $13.3 million, resulting in an impairment charge of $4.3 million, of which $3.2 million was included in earnings from continuing operations and $1.1 million was included in (losses) earnings from discontinued operations.

(2)

In accordance with the provisions of ASC Topic 360, long-lived assets held and used with a carrying amount of $2.9 million were written down to their fair value of $1.6 million, resulting in an impairment charge of $1.3 million, which was included in earnings from continuing operations.